Net Revenues Attributable by Country of Domicile (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Net revenues	$ 1,060,054	$ 880,743	$ 704,309
CHINA
Net revenues:
Net revenues	472,991	374,312	293,435
UNITED STATES
Net revenues:
Net revenues	143,586	136,689	104,814
Europe
Net revenues:
Net revenues	100,985	91,046	87,720
Other Countries
Net revenues:
Net revenues	$ 342,492	$ 278,696	$ 218,340